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                                                              April 1, 1997

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

               Re: Merrill Lynch U.S. Treasury Money Fund
                   Post-Effective Amendment No. 7 to the
                   Registration Statement on Form N-1A
                   (Securities Act File No. 33-37537;
                   Investment Company Act No. 811-6211)
                   -----------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch U.S. Treasury Money Fund (the "Trust") hereby certifies that:

     (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933
            Act would not have differed from that contained in Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form
            N-1A; and

     (2) the text of Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 26, 1997.

                                         Very truly yours,

                                         MERRILL LYNCH U.S. TREASURY MONEY FUND

                                         By: /s/ Terry K. Glenn
                                             --------------------------------
                                             Terry K. Glenn
                                             Executive Vice President